BlackRock Global Impact Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Shares
Shares Value
Common Stocks — 97.4%
Argentina — 2.0%
MercadoLibre , Inc.
(a)
............ 505 $ 898,653
Australia — 1.4%
SEEK Ltd. .................. 30,905 658,490
Brazil — 3.4%
Pagseguro Digital Ltd., Class A
(a)
... 14,880 728,376
YDUQS Participacoes SA ........ 131,845 807,495
1,535,871
Canada — 2.3%
Jamieson Wellness, Inc. ......... 16,597 465,300
TransAlta Renewables, Inc. ....... 33,883 569,685
1,034,985
Cayman Islands — 1.3%
(a)
AEA-Bridges Impact Corp. ........ 26,400 309,936
AEA-Bridges Impact Corp., Class A .. 27,982 301,086
611,022
China — 10.4%
17 Education & Technology Group, Inc.,
ADR
(a)
................... 39,479 643,113
360 DigiTech , Inc., ADR
(a)
........ 40,429 703,465
China Feihe Ltd.
(b)
............. 217,000 647,044
Jinyu Bio-Technology Co. Ltd., Class A 223,335 786,765
LONGi Green Energy Technology Co.
Ltd., Class A ............... 30,132 499,751
New Oriental Education & Technology
Group, Inc., ADR
(a)
........... 5,925 992,438
Wuxi Lead Intelligent Equipment Co.
Ltd., Class A ............... 34,826 480,958
4,753,534
Colombia — 2.1%
Millicom International Cellular SA,
SDR
(a)
................... 25,810 963,275
Denmark — 3.2%
Atlantic Sapphire ASA
(a)
......... 31,178 513,795
Vestas Wind Systems A/S ........ 4,369 938,102
1,451,897
France — 3.1%
Nexity SA ................... 17,617 793,598
Veolia Environnement SA ........ 23,111 615,867
1,409,465
Germany — 2.1%
LEG Immobilien AG ............ 6,545 938,236
Indonesia — 2.4%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 3,738,200 1,108,253
Japan — 3.4%
Eisai Co. Ltd. ................ 8,800 642,256
Katitas Co. Ltd. ............... 30,700 917,257
1,559,513
Kenya — 3.0%
Safaricom plc ................ 4,212,584 1,368,443
Netherlands — 4.1%
Koninklijke DSM NV ............ 4,384 766,382
Koninklijke Philips NV ........... 20,450 1,114,712
1,881,094
Security
Shares
Shares Value
South Korea — 1.6%
Samsung SDI Co. Ltd. .......... 1,140 $ 744,763
Spain — 1.4%
Acciona SA .................. 4,230 633,956
United Kingdom — 2.6%
Genus plc ................... 17,784 1,194,602
United States — 47.6%
1Life Healthcare, Inc.
(a)
.......... 14,291 723,125
Agilent Technologies, Inc. ........ 7,978 958,716
American Express Co. .......... 1 —
Avangrid , Inc. ................ 18,635 862,241
Boston Scientific Corp.
(a)
......... 38,812 1,375,497
Brookfield Renewable Corp. ...... 22,037 1,235,451
CF Finance Acquisition Corp. II
(a)
... 11,279 130,273
CF Finance Acquisition Corp. II, Class
A
(a)
..................... 34,445 373,728
Chegg , Inc.
(a)
................. 5,468 520,882
Climate Change Crisis Real Impact I
Acquisition Corp., Class A
(a)
..... 19,611 409,870
Danaher Corp. ............... 6,033 1,434,889
Darling Ingredients, Inc.
(a)
........ 8,685 538,557
eHealth, Inc.
(a)
................ 13,422 642,243
Emergent BioSolutions , Inc.
(a)
..... 2,449 261,676
Everbridge , Inc.
(a)
.............. 4,388 583,297
First Solar, Inc.
(a)
.............. 4,754 471,359
ICF International, Inc. ........... 12,178 939,289
Invitae Corp.
(a)
................ 12,615 624,695
Itron , Inc.
(a)
.................. 9,878 849,705
Jack Henry & Associates, Inc. ..... 5,581 808,073
Jaws Acquisition Corp., Class A
(a)
... 39,730 516,887
Laureate Education, Inc., Class A
(a)
.. 42,198 548,996
Mimecast Ltd.
(a)
............... 15,862 683,018
Natural Order Acquisition Corp.
(a)
... 48,400 556,600
Nuance Communications, Inc.
(a)
.... 27,811 1,266,513
Oak Street Health, Inc.
(a)
......... 12,341 640,128
Rapid7, Inc.
(a)
................ 7,589 658,877
Square, Inc., Class A
(a)
.......... 2,471 533,637
Sun Communities, Inc. .......... 4,948 708,207
Xylem, Inc. .................. 7,962 769,049
Zoetis, Inc. .................. 7,225 1,114,456
21,739,934
Total Common Stocks — 97.4%
(Cost: $40,448,602) .............................. 44,485,986
Warrants — 0.2%
Cayman Islands — 0.1%
AEA-Bridges Impact Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 12/31/25, Strike
Price USD 11.50)
(a)
.......... 13,991 24,624
United States — 0.1%
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50)
(a)
.......... 9,805 50,496
Total Warrants — 0.2% ............................ 75,120
Total Long-Term Investments — 97.6%
(Cost: $40,448,602) .............................. 44,561,106

BlackRock Global Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)*
..... 350,909 $ 350,909
Security
Shares
Shares Value
Total Short-Term Securities — 0.8%
(Cost: $350,909) ................................ $ 350,909
Total Investments — 98.4%
(Cost: $40,799,511) .............................. 44,912,015
Other Assets Less Liabilities — 1.6% ................... 736,661
Net Assets — 100.0% .............................. $ 45,648,676
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
05/27/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 350,909 $ — $ — $ — $ 350,909 350,909 $ 174 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 151,511 IDR 2,166,338,489 Deutsche Bank AG 02/16/21 $ (2,619)
USD 214,767 BRL 1,180,918 Goldman Sachs International 02/17/21 (987)
(3,606)
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
IDR Indonesian Rupiah
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
SDR Swedish Depositary Receipts

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Fair Value Hierarchy a s of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 898,653 $ — $ — $ 898,653
Australia ............................................. — 658,490 — 658,490
Brazil ............................................... 1,535,871 — — 1,535,871
Canada ............................................. 1,034,985 — — 1,034,985
Cayman Islands ........................................ 611,022 — — 611,022
China ............................................... 2,339,016 2,414,518 — 4,753,534
Colombia ............................................ — 963,275 — 963,275
Denmark ............................................. — 1,451,897 — 1,451,897
France .............................................. — 1,409,465 — 1,409,465
Germany ............................................ — 938,236 — 938,236
Indonesia ............................................ — 1,108,253 — 1,108,253
Japan ............................................... — 1,559,513 — 1,559,513
Kenya .............................................. — 1,368,443 — 1,368,443
Netherlands ........................................... — 1,881,094 — 1,881,094
South Korea .......................................... — 744,763 — 744,763
Spain ............................................... — 633,956 — 633,956
United Kingdom ........................................ — 1,194,602 — 1,194,602
United States .......................................... 21,739,934 — — 21,739,934
Warrants .............................................. 75,120 — — 75,120
Short-Term Securities ....................................... 350,909 — — 350,909
$ 28,585,510 $ 16,326,505 $ — $ 44,912,015
Derivative Financial Instruments
(a)
Liabilities:
Foreign currency exchange contracts ............................ $ — $ (3,606) $ — $ (3,606)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.